Property and Equipment - Schedule of Company Recognized Depreciation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Property, Plant and Equipment [Line Items]
Total depreciation expense	$ 2,861	$ 1,458	$ 970
Cost of subscription revenues
Property, Plant and Equipment [Line Items]
Total depreciation expense	949	534	346
Sales and marketing
Property, Plant and Equipment [Line Items]
Total depreciation expense	739	368	238
Research and development
Property, Plant and Equipment [Line Items]
Total depreciation expense	835	383	270
General and administrative
Property, Plant and Equipment [Line Items]
Total depreciation expense	$ 338	$ 173	$ 116